Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	186,318,375.46	14,159
Yield Supplement Overcollateralization Amount 06/30/20	5,326,867.78	0
Receivables Balance 06/30/20	191,645,243.24	14,159
Principal Payments	9,752,863.18	324
Defaulted Receivables	281,244.69	17
Repurchased Accounts	65,257.68	3
Yield Supplement Overcollateralization Amount at 07/31/20	4,910,321.31	0
Pool Balance at 07/31/20	176,635,556.38	13,815

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.76%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,726,111.95	102
Past Due 61-90 days	334,393.62	20
Past Due 91-120 days	168,397.53	12
Past Due 121+ days	0.00	0
Total	2,228,903.10	134

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	253,429.53
Aggregate Net Losses/(Gains) - July 2020	27,815.16
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.17%
Prior Net Losses Ratio	0.44%
Second Prior Net Losses Ratio	0.69%
Third Prior Net Losses Ratio	2.06%
Four Month Average	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.40%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.19%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	33.58

Flow of Funds	$ Amount
Collections	11,296,864.78
Investment Earnings on Cash Accounts	168.68
Servicing Fee(1)	(159,704.37)
Transfer to Collection Account	65,257.68
Available Funds	11,202,586.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	286,026.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	3,026,054.92
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	469,732.57
(10) Collection Account Redeposits	741,000.00

Total Distributions of Available Funds	11,202,586.77
Servicing Fee	159,704.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 07/15/20	179,661,611.30
Principal Paid	9,682,819.08
Note Balance @ 08/17/20	169,978,792.22

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2a
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2b
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-3
Note Balance @ 07/15/20	115,981,611.30
Principal Paid	9,682,819.08
Note Balance @ 08/17/20	106,298,792.22
Note Factor @ 08/17/20	46.4186866%

Class A-4
Note Balance @ 07/15/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	52,030,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	11,650,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	309,035.12
Total Principal Paid	9,682,819.08
Total Paid	9,991,854.20

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.17475%
Coupon	0.27475%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	188,470.12
Principal Paid	9,682,819.08
Total Paid to A-3 Holders	9,871,289.20

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4677531
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6558380
Total Distribution Amount	15.1235911

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8230136
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.2830528
Total A-3 Distribution Amount	43.1060664

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	312.52
Noteholders' Principal Distributable Amount	687.48

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	1,664,191.04
Investment Earnings	102.08
Investment Earnings Paid	(102.08)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,130,285.73	$3,700,542.23	$5,181,720.00
Number of Extensions	125	217	311
Ratio of extensions to Beginning of Period Receivables Balance	1.11%	1.84%	2.46%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.